UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  52 Vanderbilt Avenue, 4th Floor
          New York, New York 10017


13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mario D. Cibelli
Phone:  (212) 490-0399


Signature, Place and Date of Signing:

/s/ Mario D. Cibelli              New York, New York         February 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total: $110,143
                                      (thousands)


List of Other Included Managers:

No.    Form 13F File Number             Name

1.     028-11767                        Cibelli Capital Management LLC

2.     028-11691                        Marathon Partners LP

                                                     FORM 13F INFORMATION TABLE
                                                              VALUE    SHRS OR SH/  PUT/   INVSMT  OTHR      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT PRN  CALL   DSCRTN  MGRS   SOLE     SHARED    NONE
--------------                --------------    -----       --------   -----------  ----   ------  ----   ----     ------    ----
ACACIA RESH CORP              ACACIA TCH COM    003881307     2,282    254,135 SH          SHARED 1, 2             254,135
ACERGY S A                    SPONSORED ADR     00443E104       439     20,000 SH          SHARED 1, 2              20,000
AMERICAN REPROGRAPHICS CO     COM               029263100       330     20,000 SH          SHARED 1, 2              20,000
ATWOOD OCEANICS INC           COM               050095108       972      9,700 SH          SHARED 1, 2               9,700
BARNES & NOBLE INC            COM               067774109     1,051     30,515 SH          SHARED 1, 2              30,515
BED BATH & BEYOND INC         COM               075896100     9,750    331,735 SH          SHARED 1, 2             331,735
BELO CORP                     COM SER A         080555105       431     24,700 SH          SHARED 1, 2              24,700
BLACKBOARD INC                COM               091935502     1,416     35,188 SH          SHARED 1, 2              35,188
BROWN FORMAN CORP             CLB               115637209     1,425     19,225 SH          SHARED 1, 2              19,225
CLEAN HARBORS INC             COM               184496107     1,732     33,510 SH          SHARED 1, 2              33,510
COINSTAR INC                  COM               19259P300     1,835     65,200 SH          SHARED 1, 2              65,200
COPART INC                    COM               217204106     1,489     35,000 SH          SHARED 1, 2              35,000
CRAFTMADE INTL INC            COM               22413E104     2,215    268,463 SH          SHARED 1, 2             268,463
DOVER DOWNS GAMING & ENTMT I  COM               260095104     6,332    562,800 SH          SHARED 1, 2             562,800
DOVER MOTORSPORTS INC         COM               260174107    16,981  2,592,467 SH          SHARED 1, 2           2,592,467
ENERGY FOCUS INC              COM               29268T102     1,723    237,642 SH          SHARED 1, 2             237,642
FAMOUS DAVES AMER INC         COM               307068106     1,024     75,540 SH          SHARED 1, 2              75,540
FORWARD AIR CORP              COM               349853101     5,360    171,970 SH          SHARED 1, 2             171,970
HEARST-ARGYLE TELEVISION INC  COM               422317107     2,340    105,840 SH          SHARED 1, 2             105,840
INTERNATIONAL SPEEDWAY CORP   CLA               460335201     2,496     60,600 SH          SHARED 1, 2              60,600
JP MORGAN CHASE & CO          COM               46625H100     2,401     55,000 SH          SHARED 1, 2              55,000
LEGG MASON INC                COM               524901105     2,231     30,500 SH          SHARED 1, 2              30,500
LUXOTTICA GROUP S P A         SPONSORED ADR     55068R202       960     30,500 SH          SHARED 1, 2              30,500
3M CO                         COM               88579Y101     2,659     31,535 SH          SHARED 1, 2              31,535
NASDAQ STOCK MARKET INC       COM               631103108     5,751    116,200 SH          SHARED 1, 2             116,200
NATURAL GAS SERVICES GROUP    COM               63886Q109       808     41,200 SH          SHARED 1, 2              41,200
NETFLIX INC                   COM               64110L106     2,669    100,253 SH          SHARED 1, 2             100,253
PANHANDLE OIL AND GAS INC     CLA               698477106     1,685     65,600 SH          SHARED 1, 2              65,600
PETMED EXPRESS INC            COM               716382106       408     33,702 SH          SHARED 1, 2              33,702
PETSMART INC                  COM               716768106    14,901    633,289 SH          SHARED 1, 2             633,289
STAMPS COM INC                COM NEW           852857200     4,053    332,770 SH          SHARED 1, 2             332,770
TARGET CORP                   COM               87612E106     1,832     36,643 SH          SHARED 1, 2              36,643
WAL MART STORES INC           COM               931142103     6,778    142,595 SH          SHARED 1, 2             142,595
WILMINGTON TRUST CORP         COM               971807102     1,383     39,300 SH          SHARED 1, 2              39,300


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